Chapman and Cutler LLP 320 South Canal Street, 27th Floor Chicago, Illinois 60606 T 312.845.3000 F 312.701.2361

February 25, 2022

Anu Dubey

Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Re: SmartTrust 556 (the “Fund”)

(File No. 333-261069) (CIK# 1874357)

Ms. Dubey:

Transmitted herewith on behalf of Hennion & Walsh, Inc. (the “Sponsor”), sponsor, depositor and principal underwriter of the Fund, is Amendment No. 1 to the Registration Statement on Form S-6 for the registration under the Securities Act of 1933 (the “Act”) of units representing the ownership of interests in the unit investment trust of the Fund (the “Trust”). The Registration Statement on Form S-6 relating to the Fund was initially filed with the Securities and Exchange Commission (the “Commission”) on November 15, 2021.

In a telephone conversation between Anu Dubey and Matthew Wirig on December 1, 2021 we received the below comments from the staff of the Commission:

Comment 1

The comment requested that the Sponsor indicate whether an investment in funds that invest in contingent convertible bonds (“CoCos”) is a part of the trust’s principal investment strategy, and if so, that corresponding disclosure be added to the principal investment strategy. The Sponsor has confirmed that an investment in funds that invest in CoCos is not a part of the principal investment strategy for the Trust, and accordingly has not added any corresponding disclosure.

Comment 2

The comment requested that the Sponsor indicate whether an investment in funds that invest in covenant-lite loans is a part of the trust’s principal investment strategy, and if so, that corresponding disclosure be added to the principal investment strategy. The Sponsor has confirmed that an investment in funds that invest in covenant-lite loans is not a part of the principal investment strategy for the Trust. However, the prospectus has been revised to add risk disclosure to the “Risk Considerations” section to contemplate funds that may invest in covenant-lite loans.

In addition to the foregoing comments, in accordance with prior comments given by the staff of the Commission, the Sponsor confirms that the Trust’s portfolio is not concentrated in any particular industry (including consideration of the underlying investment companies’ investments).

In addition to this amendment and the exhibits listed therein as being filed therewith, a memorandum reflecting changes from materials previously submitted is also submitted herewith. Additional changes in the prospectus represent changes made to reflect certain corrections and minor alterations, the completion of various statements with information based on the securities deposited in the Trust and the dates of record, distribution and evaluation, together with a list of the deposited securities which will comprise the portfolio of the Trust, the Statement of Financial Condition and the Report of Independent Registered Public Accounting Firm. An effort has been made not only to indicate the changes by blacklining but also to list them in the memorandum setting forth changes.

The trust agreement was entered into today and Securities (as defined in the trust agreement) have been deposited with the trustee. In connection therewith, the trustee has provided in the name of Hennion & Walsh, Inc., documentation for units of fractional undivided interest in the Trust, which documentation is being retained by the trustee for delivery after the effectiveness of the Registration Statement.

We respectfully request that the Commission grant acceleration of the effectiveness of the Registration Statement so that the Registration Statement may become effective as early as practicable today.

We have appreciated the courtesy and cooperation of the members of the staff of the Commission. If you have any questions, please do not hesitate to contact Scott R. Anderson at (312) 845-3834 or Matthew T. Wirig at (312) 845-3432.

Very truly yours,

/s/ CHAPMAN AND CUTLER LLP

Chapman and Cutler LLP

SRA/lew